Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK BOND FUND, INC.
BlackRock Sustainable Total Return Fund
(the “Fund”)
Supplement dated March 23, 2022 to the
Summary Prospectuses and Prospectuses of the Fund,
each dated October 15, 2021, as supplemented to date
Effective immediately, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:
The last sentence of the second paragraph in the section of each Summary Prospectus entitled “Summary Prospectus — Key Facts About BlackRock Sustainable Total Return Fund — Principal Investment Strategies of the Fund,” the last sentence of the second paragraph in the section of each Prospectus entitled “Fund Overview — Key Facts About BlackRock Sustainable Total Return Fund — Principal Investment Strategies of the Fund” and the last sentence of the second paragraph in the section of each Prospectus entitled “Details About the Fund — How the Fund Invests — Principal Investment Strategies” are deleted in their entirety and replaced with the following:
The Fund will allocate at least 10% of its assets in aggregate to Green, Social and Sustainability (“GSS”) bonds and impact mortgages. GSS bonds are bonds with proceeds that are tied to green and socially responsible projects, as determined by Fund management. Impact mortgages are securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, which have characteristics that Fund management has deemed to have a positive social impact. Impact mortgages may include, but are not limited to, rural housing, manufactured housing, housing pools issued by State Housing Finance Authorities and bespoke impact mortgage-backed security pools.

BlackRock Sustainable Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK BOND FUND, INC.
BlackRock Sustainable Total Return Fund
(the “Fund”)
Supplement dated March 23, 2022 to the
Summary Prospectuses and Prospectuses of the Fund,
each dated October 15, 2021, as supplemented to date
Effective immediately, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:
The last sentence of the second paragraph in the section of each Summary Prospectus entitled “Summary Prospectus — Key Facts About BlackRock Sustainable Total Return Fund — Principal Investment Strategies of the Fund,” the last sentence of the second paragraph in the section of each Prospectus entitled “Fund Overview — Key Facts About BlackRock Sustainable Total Return Fund — Principal Investment Strategies of the Fund” and the last sentence of the second paragraph in the section of each Prospectus entitled “Details About the Fund — How the Fund Invests — Principal Investment Strategies” are deleted in their entirety and replaced with the following:
The Fund will allocate at least 10% of its assets in aggregate to Green, Social and Sustainability (“GSS”) bonds and impact mortgages. GSS bonds are bonds with proceeds that are tied to green and socially responsible projects, as determined by Fund management. Impact mortgages are securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, which have characteristics that Fund management has deemed to have a positive social impact. Impact mortgages may include, but are not limited to, rural housing, manufactured housing, housing pools issued by State Housing Finance Authorities and bespoke impact mortgage-backed security pools.